Investment Objectives and Goals	Jun. 27, 2025
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Large Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term capital appreciation.
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Small-Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term capital appreciation.
Destinations International Equity Fund | Destinations International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations International Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term capital appreciation.
Destinations Equity Income Fund | Destinations Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Equity Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Primary objective of current income with
Objective, Secondary [Text Block]	secondary objective of long-term capital appreciation.
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Core Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize current income and total return.
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Low Duration Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Global Fixed Income Opportunities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return.
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Municipal Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income that is exempt from federal income taxation.
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Multi Strategy Alternatives Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation with reduced correlation to equity and fixed income markets.
Destinations Shelter Fund | Destinations Shelter Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Shelter Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation with lower volatility than broad equity markets.
Destinations Real Assets Fund | Destinations Real Assets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Destinations Real Assets Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term capital appreciation.